STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance, value at Dec. 31, 2008	$ (41,246)	$ 4,156	$ 520,925	$ (102)	$ 14,096	$ (580,321)
Balance, shares at Dec. 31, 2008		177,227,212
Issuance of shares and warrants, net, value	14,862	36	14,826
Issuance of shares and warrants, net, shares		38,108,202
Warrants granted to bank and modification of issued warrants (see also Note 9)	2,493		2,493
Exercise of employees' share options, value	5		5
Exercise of employees' share options, shares		5,135
Compensation related to employees' share option plan	1,170		1,170
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	726				726		726
Unrealized loss on pension items, net of taxes	47				47		47
Foreign currency translation adjustments	(1,195)				(1,195)		(1,195)
Net income	2,689					2,689	2,689
Total comprehensive income, net							2,267
Balance, value at Dec. 31, 2009	(20,449)	4,192	539,419	(102)	13,674	(577,632)
Balance, shares at Dec. 31, 2009		215,340,549
Compensation related to employees' share option plan	869		869
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	(899)				(899)		(899)
Unrealized loss on pension items, net of taxes	(172)				(172)		(172)
Foreign currency translation adjustments	1,966				1,966		1,966
Net income	5,745					5,745	5,745
Total comprehensive income, net							6,640
Balance, value at Dec. 31, 2010	(12,940)	4,192	540,288	(102)	14,569	(571,887)
Balance, shares at Dec. 31, 2010	215,340,549	215,340,549
Exercise of employees' share options, value	14		14
Exercise of employees' share options, shares		11,875
Cashless exercise of warrants		99	(99)
Cashless exercise of warrants, shares		3,619,525
Compensation related to employees' share option plan	747		747
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	412				412		412
Unrealized loss on pension items, net of taxes	(211)				(211)		(211)
Foreign currency translation adjustments	687				687		687
Net income	690					690	690
Total comprehensive income, net							1,578
Balance, value at Dec. 31, 2011	$ (10,601)	$ 4,291	$ 540,950	$ (102)	$ 15,457	$ (571,197)
Balance, shares at Dec. 31, 2011	218,971,949	218,971,949